Related party transactions	12 Months Ended
Mar. 31, 2017
Related party transactions

3.    Related party transactions:

Related party transactions mainly consist of transactions with affiliated companies. NTT Group has entered into a number of different types of transactions with affiliated companies, the most significant of which are the purchases of terminal equipment and materials and the receipt of certain services. Transactions with affiliated companies are based on the values that approximate arm’s-length prices.

Transactions with affiliated companies for each of the three years in the period ended March 31, 2017 and the related balances at March 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
	Millions of yen
Operating revenues	¥45,703	¥53,590	¥69,134

Operating expenses	¥137,483	¥140,838	¥136,200

Receivables	¥32,859	¥34,247	¥31,653

Payables	¥112,309	¥119,562	¥149,862

Dividends from affiliated companies accounted for by the equity method for the fiscal years ended March 31, 2015, 2016 and 2017 were ¥25,881 million, ¥20,462 million and ¥16,068 million, respectively.